INCOME TAXES (Reconciliation of Tax Computed Applying Statutory Income Tax Rate) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAXES [Abstract]
Income before income taxes	$ 26,600	165,036	29,760	22,244
Income tax computed at applicable tax rates (25%)	6,650	41,259	7,440	5,561
Effect of different tax rates in different jurisdictions	212	1,313	8,134	755
Non-deductible expenses	4,529	28,103	15,810	8,603
Effect of tax holiday	(2,606)	(16,170)	(942)	(8,449)
Effect of tax rate changes	(6,245)	(38,747)	(15,581)	(3,076)
Change in valuation allowance	3	18	(1,900)	1,621
Change in interest and penalties on unrecognized tax benefits	(56)	(349)	2,222	544
Effect of EIT reversal for previous years	(1,250)	(7,758)	(2,741)
Outside basis differences			(88,796)	11,919
Others	50	318	60	523
Income tax expense (benefit)	$ 1,287	7,987	(76,294)	18,001